Other Gains (Losses)	12 Months Ended
Aug. 31, 2021
Other Gains (Losses) [Abstract]
Other Gains (Losses)
24.	OTHER GAINS (LOSSES)

	2021 $	2020 $
Gain on disposal of fixed assets and intangibles	3	(3)
Costs associated with Rogers Transaction	(23)	–
Debt Redemption Penalty	–	(17)
Fair value adjustment of private investments	27	–
Other (1)	(9)	4

	(2)	(16)

(1)
Other gains (losses) generally includes realized and unrealized foreign exchange gains and losses on US dollar denominated current assets and liabilities and the Company’s share of the operations of Burrard Landing Lot 2 Holdings Partnership.